Commitments, contingencies and operating risks (Details) ₽ in Millions	1 Months Ended
	Jan. 31, 2014 RUB (₽)	Dec. 31, 2018 RUB (₽) item	Dec. 31, 2017 RUB (₽)
Commitments, contingencies and operating risks
Loss resulting from unauthorized activity in wallet accounts | ₽	₽ 88.0
Maximum effect of additional losses on consolidated financial statements | ₽		₽ 2,700.0	₽ 2,500.0
Number of insurance policies held | item		0
Number of types of consumers | item		3